INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	6 Months Ended
Jun. 30, 2026
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property type are as follows:

AS OF JUN. 30, 2026 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$213	7%	$81	2%
Industrial	—	—%	64	1%
Land	1,175	36%	35	1%
Office	328	10%	1,932	38%
Retail	134	4%	1,560	32%
Apartments	46	1%	517	10%
Single family residential	1,302	40%	577	12%
Other	53	2%	183	4%
Total	$3,251	100%	$4,949	100%

AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$178	6%	$108	3%
Industrial	56	2%	62	1%
Land	807	27%	41	1%
Office	329	11%	1,943	46%
Retail	161	5%	1,529	36%
Apartments	46	2%	406	10%
Single family residential	1,311	43%	8	0%
Other	112	4%	144	3%
Total	$3,000	100%	$4,241	100%
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(1)Includes $1.3 billion of investment real estate fair valued as a result of consolidation of investment company VIE in accordance with ASC 946 as of June 30, 2026 (December 31, 2025 – $1.3 billion).